Stock-Based Compensation - Additional Information (Details)				1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 17, 2018 Installment shares	Nov. 29, 2017 shares	Oct. 11, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	May 31, 2018 $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance				4,162,361		5,982,476			5,982,476		4,162,361
Recognized stock-based compensation expense | $									$ 1,734,000	$ 1,607,000	$ 3,694,000	$ 2,793,000	$ 470,000
Employees And Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expense related to options granted | $						$ 759,000		$ 943,000	$ 1,734,000	1,607,000	3,694,000	2,793,000	470,000
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of quarterly installment in which restriction lapse | Installment	4
Shares granted	2,000
Recognized stock-based compensation expense | $											4,000,000	900,000	$ 400,000
Unrecognized stock-based compensation expense | $				$ 0							$ 0
Restricted Stock | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				813,335	24,960
Grant date fair value | $ / shares				$ 1.27	$ 9.03
Options Issued and Outstanding
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance				2,562,800		2,140,012			2,140,012		2,562,800
Aggregate intrinsic value of options exercised | $											$ 67,000	$ 78,000
Number of options exercised									0		7,029
Options Issued and Outstanding | Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option granted									86,484
Grant date fair value | $ / shares									$ 1.80
Options Issued and Outstanding | Employees And Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option granted									0
Unrecognized compensation expense | $						$ 28,000,000,000			$ 28,000,000,000
Unrecognized compensation expense, estimated weighted-average period for recognition									1 year 8 months 26 days
Options Issued and Outstanding | Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option granted											1,886,687
Grant date fair value | $ / shares											$ 4.83
Expense related to options granted | $						700,000		900,000	$ 1,600,000	1,500,000
Unrecognized compensation expense | $						5,900,000			$ 5,900,000
Unrecognized compensation expense, estimated weighted-average period for recognition									2 years 4 months 9 days
Options Issued and Outstanding | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option granted											9,840	7,200
Grant date fair value | $ / shares											$ 7.61	$ 12.51
Expense related to options granted | $						$ 7,000,000		$ 40,000,000	$ 8,000,000	$ 48,000,000
Unrecognized compensation expense | $				$ 26,000							$ 26,000
Unrecognized compensation expense, estimated weighted-average period for recognition											2 years 1 month 20 days
Options Issued and Outstanding | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option granted												926,838
Grant date fair value | $ / shares												$ 9.23
Unrecognized compensation expense | $				$ 9,400,000							$ 9,400,000
Unrecognized compensation expense, estimated weighted-average period for recognition											2 years 9 months 18 days
Restricted stock units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance				828,935		661,778			661,778		828,935
Unrecognized compensation expense, estimated weighted-average period for recognition									3 years 5 months 8 days		3 years 9 months
Shares granted											813,335
Recognized stock-based compensation expense | $							$ 52,000		$ 100,000		$ 74,000	$ 35,000
Unrecognized stock-based compensation expense | $				$ 1,100,000		$ 700,000			$ 700,000		$ 1,100,000
Restricted stock units | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted						0		0	0	0
Restricted stock units | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				813,335	24,960	0		0	0	0
Grant date fair value | $ / shares				$ 1.27	$ 9.03
2017 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance		630,662	537,914	537,914		537,914			537,914		537,914
Number of additional shares reserved for issuance		1,866,009	630,662
2017 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Terms of stock based options granted									10 years		10 years
2018 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance				0							0
Percentage of additional shares added on outstanding shares									4.00%		4.00%
2018 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance				3,322,473		3,322,473			3,322,473		3,322,473
2018 Stock Incentive Plan | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance				2,200,260		2,200,260			2,200,260		2,200,260
2018 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance												275,030
Percentage of additional shares added on outstanding shares												1.00%
Number Of Shares Available For Sale Under Employee Stock Purchase Plan
2018 Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of additional shares reserved for issuance									920,030		555,583	555,583
2018 Employee Stock Purchase Plan | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of additional shares reserved for issuance									543,926			543,926